CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Maximum Credit Exposure of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Third party trade receivables (Note 18)	$ 20,025	$ 17,754
Finance lease receivable	506	684
Cash and cash equivalents (Note 19)	27,327	15,231
Short term investments (Note 20)		1,169
Total maximum credit exposure	$ 47,858	$ 34,838